Dec. 24, 2014
Exceed Defined Enhancement Index Fund
Exceed Defined Enhancement Index Fund
All references to the NASDAQ Exceed Structured Enhanced Index (EXENHA) are hereby replaced with NASDAQ Exceed Defined Enhancement Index (EXENHA).
Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes), directly or indirectly, in the components of the EXENHA Index. The EXENHA Index is designed to provide investment returns that participate 100% in all declines in the S&P 500 but obtain exposure of 200% to gains in the S&P 500 (i.e., obtain investment exposure that exceeds the amount of the Fund's assets) in exchange for accepting a limit on such gains. In seeking to track the EXENHA Index, the Fund seeks to provide an investment vehicle with a risk/reward profile in which potential rewards are, in the Advisor's opinion, enhanced, but capped.

The EXENHA Index is composed of short-term investment grade fixed-income securities, and exchange-traded put and call options on exchange-traded funds ("ETFs") that track the S&P 500 ("SPDRs"). The fixed-income securities in the EXENHA Index are investment grade corporate bonds, U.S. Treasuries and other U.S. Government securities. The put options in the EXENHA Index seek to reflect all declines in the S&P 500 on an annualized basis. The call options in the EXENHA Index seek to provide 200% exposure to increases in the S&P 500 on an annualized basis, up to a cap of approximately 25% on an annualized basis. Thus, the maximum return on an investment in the Fund is approximately 25% on an annualized basis, even if S&P 500 gains exceed that amount. The level of the cap will be affected by the timing of options purchases, sales or expirations, volatility and interest rates, among other factors. The Fund does not offer any protection against declines in the S&P 500.

Fixed-Income Securities. The Fund employs a representative sampling strategy to invest in a subset of the fixed-income securities in the EXENHA Index, which in the aggregate exhibit the same yield, duration, and other characteristics of the fixed-income securities in the EXENHA Index as a whole.

Call Options. Call options allow the purchaser, for a premium, to "call" away a security from the seller of the option at a particular price, called the "strike price." Normally, buyers call away securities at the strike price if their market price is greater than the strike price. The Fund purchases and sells call options on SPDRs. The Fund's purchases and sales of call options result in "call spreads," which are designed to allow the Fund to participate in 200% of any increases in the S&P 500, up to a cap of approximately 25% during the terms of the call spreads.

Put Options. Put options allow the purchaser, for a premium, to "put" a security to the seller of the option at a strike price. Normally, buyers put securities to options sellers at the strike price when the securities' market price falls below the strike price. The Fund purchases and sells put options on SPDRs. The Fund sells put options that are designed to allow the Fund to participate fully in declines in the S&P 500. Accordingly, all losses in the S&P 500 will be borne by the Fund and shareholders.

Under normal circumstances, the Fund may invest up to 20% of its assets in instruments not in the EXENHA Index, including ETFs that provide exposure to fixed income securities in, or similar to those in, the EXENHA Index. In addition, during the initial stages of the Fund's operations, the Fund may invest in excess of 20% of its assets in corporate bond ETFs that provide exposure to certain investment-grade fixed income securities in the EXENHA Index. These ETFs may also invest in securities not included in the EXENHA Index. The Fund is non-diversified.